INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Raw materials	$ 56,354	$ 53,304
Work in progress	26,545	16,026
Finished goods	28,735	21,913
Inventories	$ 111,634	$ 91,243